Share-based compensation - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2021 tranche $ / shares shares	Jun. 30, 2020 tranche $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	May 31, 2020 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares of common stock reserved for issuance under the plan		10,000,000						5,000,000
Remaining shares left for issuance under this plan			5,172,244	1,149,008
Share-based compensation expenses | $			$ 23,492	$ 11,203	$ 7,068
Total unrecognized compensation costs relating to unvested share-based compensation awards | $			$ 81,733	$ 22,392
Expected to be recognized over a weighted average period			33 months
Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			1 year
Granted (in shares)			5,556,610	75,910	1,051,492
Weighted average grant date fair value (in dollars per share) | $ / shares			$ 14.20	$ 10.79	$ 7.84
Shares forfeited during period (in shares)			0	11,984	0
Restricted shares | Board of Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)			56,610
Remaining shares expected to vest (in shares)							4,000,000
Restricted shares | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Remaining shares expected to vest (in shares)						1,500,000
Phantom share units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			3 years
Granted (in shares)			0	0	0
Weighted average grant date fair value (in dollars per share) | $ / shares			$ 0	$ 0	$ 0
Shares forfeited during period (in shares)			0	0	0
Restricted stock units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)			336,313	819,381	1,824,786
Weighted average grant date fair value (in dollars per share) | $ / shares			$ 14.45	$ 13.44	$ 7.83
Shares forfeited during period (in shares)			73,336	35,402	79,635
Restricted stock units | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			2 years
Restricted stock units | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			5 years
Restricted stock units | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		5 years
Granted (in shares)		1,500,000
Vesting tranche | tranche		5
Weighted average grant date fair value (in dollars per share) | $ / shares		$ 7.25
Restricted stock units | Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			2 years
Granted (in shares)	550,000		336,313
Vesting tranche | tranche	5
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 13.44
Shares forfeited during period (in shares)	50,000		23,336
Stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share) | $ / shares			$ 0	$ 0	$ 0
Stock options | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		5 years
Vesting tranche | tranche		5
Granted (in shares)		1,500,000
Weighted average grant date fair value (in dollars per share) | $ / shares		$ 7.80